UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-6259

Stratus Fund, Inc.

(Exact name of registrant as specified in charter)

6811 S. 27th Street, P.O. Box 82535

Lincoln, NE    68501-2535

(Address of principal executive offices) (Zip code)

Jon C. Gross

Stratus Fund, Inc.

6811 S. 27th Street, P.O. Box 82535

Lincoln, NE 68501-2535

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-323-1846 or 888-769-2362

Date of fiscal year end:	06/30/2016

Date of reporting period:	09/30/2015

GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
September 30, 2015

		Percent of
Shares	Common Stock - 97.17%	Net Assets	Fair Value

	Basic Materials	1.47%
23,000	Allegheny Technologies, Inc.		$326,140
12,000	Freeport-McMoRan Copper & Gold, Inc.		116,280
5,000	Potash Corp. of Saskatchewan, Inc.		102,750
			545,170

	Consumer Discretionary	12.10%
16,000	Comcast Corp.		910,080
5,000	Genuine Parts Co.		414,450
19,000	Lowe's Companies, Inc.		1,309,480
11,000	Viacom, Inc.		474,650
13,500	Walt Disney Co.		1,379,700
			4,488,360

	Consumer Staples	10.94%
9,000	CVS Caremark Corp.		868,320
10,000	General Mills, Inc.		561,300
12,500	Pepsico, Inc.		1,178,750
9,000	Procter & Gamble Co.		647,460
7,000	Wal-Mart Stores, Inc.		453,880
11,000	Whole Foods Market, Inc.		348,150
			4,057,860

	Energy	9.40%
4,000	Core Laboratories NV		399,200
10,500	Exxon Mobil Corp.		780,675
15,000	Occidental Petroleum Corp.		992,250
5,000	Schlumberger Limited		344,850
37,000	Spectra Energy Corp.		971,990
			3,488,965

	Financials	16.42%
6	Berkshire Hathaway, Inc. - A *		1,171,440
1,000	BlackRock, Inc.		297,470
14,000	Capital One Financial Corp.		1,015,280
2,000	Goldman Sachs Group, Inc.		347,520
16,000	JPMorgan Chase & Co.		975,520
12,000	MetLife, Inc.		565,800
10,000	Realty Income Corp.		473,900
38,000	Redwood Trust, Inc.		525,920
14,000	Wells Fargo & Company		718,900
			6,091,750

	Health Care	16.30%
15,000	Abbott Laboratories		603,300
13,000	AbbVie, Inc.		707,330
1,000	Biogen, Inc. *		291,810
4,000	Edwards Lifesciences Corp. *		568,680
9,000	ICON Public Limited Company *		638,730
10,000	Johnson & Johnson		933,500
8,126	Medtronic plc		543,955
2,000	Novartis AG		183,840
9,000	United Health Group, Inc.		1,044,090
4,500	Waters Corp. *		531,945
			6,047,180

	Industrials	9.04%
3,000	3M Co.		425,310
20,000	Expeditors International of Washington, Inc.		941,000
55,000	General Electric Co.		1,387,100
11,500	ITT Corp.		384,445
12,000	Terex Corp.		215,280
			3,353,135

	Technology	18.60%
11,000	Apple, Inc.		$1,213,300
17,000	EMC Corp.		410,720
400	Google, Inc. Class A *		255,348
701	Google, Inc. Class C *		426,502
20,000	Juniper Networks, Inc. *		514,200
20,000	Microsoft Corp.		885,200
32,000	Nuance Communications, Inc. *		523,840
18,000	Oracle Corp.		650,160
9,000	PayPal Holdings, Inc. *		279,360
14,000	QUALCOMM, Inc.		752,220
20,000	Texas Instruments, Inc.		990,400
			6,901,250

	Telecommunications	1.28%
4,575	Verizon Communications, Inc.		199,058
8,636	Vodafone Group Plc		274,107
			473,165

	Utilities	1.62%
18,000	ITC Holdings Corp.		600,120

	Other Securities - 2.72%
1,007,829	Goldman Sachs Financial Square Government Fund	2.72%	1,007,829

	Total investments in securities (cost $26,844,336)	99.89%	$37,054,784
	Other assets, less liabilities	0.11%	40,790
	NET ASSETS	100.00%	$37,095,574

*Indicates nonincome-producing security

The cost basis of investments for federal income tax purposes at September 30, 2015 is as follows:
	Federal tax cost of investments	$ 26,844,336
	Unrealized appreciation	$ 12,040,990
	Unrealized depreciation	$ (1,830,542)
	Total	$ 10,210,448

The Fair Value Measurements and Disclosures topic of the FASB Accounting Standards Codification defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.
The various inputs that may be used to determine the fair value are summarized in the three levels listed below:

Level 1 - Quoted prices in active markets for identical securities

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates,
	prepayment speed, credit risk, etc.)

Level 3 - In general, investments classified within Level 3 use many of the same valuation techniques and inputs as
	Level 1 and 2 securities. However, if key inputs are unobservable, or if the investments are illiquid
	and there is very limited trading activity, the investments are generally classified as Level 3

The following is a summary of the inputs used to value each of the Portfolio's investments as of September 30, 2015:

		Level 1	Level 2	Level 3
	Common Stock	$ 36,046,955	$ -	$ -
	Other Securities	1,007,829	-	-
	Total	$ 37,054,784	$ -	$ -

GOVERNMENT SECURITIES PORTFOLIO
SCHEDULE OF INVESTMENTS
September 30, 2015

Principal		Percent of
Amount		Net Assets	Fair Value

	Government Agency Bonds	25.04%
500,000	Federal Home Loan Bank 1.90% due 7/28/20		$503,345
1,500,000	Federal Home Loan Bank 2.00% due 9/13/19		1,554,951
2,100,000	Federal Home Loan Bank 4.875% due 10/30/17		2,273,552
1,000,000	Federal Home Loan Mortgage 1.05% due 1/29/18		1,001,678
1,100,000	Federal Home Loan Mortgage 3.75% due 3/27/19		1,197,375
1,000,000	Federal Home Loan Mortgage 5.25% due 4/18/16		1,027,240
2,000,000	Federal National Mortgage Assn. 5.00% due 5/11/17		2,140,120
			9,698,261

	Mortgage Backed Securities	13.66%
2,025,161	Federal Home Loan Mortgage Pool 2.00% due 6/1/28		2,032,433
197,027	Federal Home Loan Mortgage Pool 4.00% due 5/01/19		205,930
44,615	Federal Home Loan Mortgage Pool 5.00% due 2/01/18		46,386
8,454	Federal Home Loan Mortgage Pool 5.50% due 9/01/17		8,657
9,398	Federal Home Loan Mortgage Pool 5.50% due 11/01/16		9,554
4,988	Federal Home Loan Mortgage Pool 6.00% due 3/01/17		5,027
2,355	Federal National Mortgage Assn. Pool 5.50% due 3/01/17		2,403
201,717	Federal National Mortgage Assn. Pool 5.50% due 1/01/18		209,434
5,549	Federal National Mortgage Assn. Pool 6.00% due 6/01/16		5,611
7,627	Federal National Mortgage Assn. Pool 6.00% due 12/01/16		7,775
127,524	Government National Mortgage Assn. Pool 4.50% due 5/15/18		131,822
279,464	Government National Mortgage Assn. Pool 5.00% due 11/15/33		312,929
96,671	Government National Mortgage Assn. Pool ARM due 8/20/32		100,471
122,202	Government National Mortgage Assn. Pool ARM due 8/20/34		127,322
2,000,000	Government National Mortgage Assn. CMBS 3.147% due 5/16/40		2,082,352
			5,288,106

	Treasury Notes/Bonds/Inflation Protected Securities	39.94%
2,000,000	US Treasury Note 1.125% due 6/15/18		2,013,672
2,000,000	US Treasury Note 1.375% due 7/31/18		2,026,796
1,000,000	US Treasury Note 2.00% due 2/15/25		996,094
1,500,000	US Treasury Note 2.125% due 5/15/25		1,509,024
2,000,000	US Treasury Note 2.75% due 2/15/19		2,111,562
2,000,000	US Treasury Note 5.125% due 5/15/16		2,060,860
2,278,360	US Treasury Inflation Protected Security 1.625% due 1/15/18		2,358,725
2,235,440	US Treasury Inflation Protected Security 1.875% due 7/15/19		2,387,352
			15,464,085

	Corporate Bonds	10.30%
798,000	Archer Daniels 5.45% due 3/15/18		871,821
1,000,000	Conoco Phillips 5.625% due 10/15/16		1,044,141
500,000	Oracle Corp 1.2% due 10/15/17		500,841
500,000	Pfizer, Inc. 6.20% due 3/15/19		571,032
1,000,000	Procter & Gamble 1.8% due 11/15/15		1,001,680
			3,989,515

	Student Loans	8.31%
2,000,000	Brazos 2005-2 B2 due 6/25/42		1,796,676
1,500,000	SLMA 2007-5 B-2 due 1/26/43		1,420,740
			3,217,416

	Other Securities	2.07%
802,781	JP Morgan U.S. Government Fund		802,781

	Total investments in securities (cost $36,961,442)	99.32%	$38,460,164
	Other assets, less liabilities	0.68%	261,473
	TOTAL NET ASSETS	100.00%	$38,721,637

The cost basis of investments for federal income tax purposes at September 30, 2015 is as follows:
	Federal tax cost of investments	$ 36,961,442
	Unrealized appreciation	$ 1,554,908
	Unrealized depreciation	(56,186)
	Total	$ 1,498,722

The Fair Value Measurements and Disclosures topic of the FASB Accounting Standards Codification defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.
The various inputs that may be used to determine the fair value are summarized in the three levels listed below:

Level 1 - Quoted prices in active markets for identical securities

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest
	rates, prepayment speed, credit risk, etc.)

Level 3 - In general, investments classified within Level 3 use many of the same valuation techniques and inputs as
	Level 1 and 2 securities. However, if key inputs are unobservable, or if the investments are illiquid
	and there is very limited trading activity, the investments are generally classified as Level 3

The following is a summary of the inputs used to value each of the Portfolio's investments as of September 30, 2015

		Level 1	Level 2	Level 3
	Government Agency Bonds	$ -	$ 9,698,261	$ -
	Mortgage Backed Securities	-	5,288,106	-
	Treasury Notes/Bonds/Inflation Protected Securities	-	15,464,085	-
	Corporate Bonds	-	3,989,515	-
	Student Loans	-	-	3,217,416
	Other Securities	802,781	-	-
	Total	$ 802,781	$ 34,439,967	$ 3,217,416

ITEM 2. - CONTROLS AND PROCEDURES

An evaluation was performed by the officers of Stratus Fund, Inc. (the"Fund"), including the principal executive officer and principal financial officer, of the effectiveness and design of the Fund's disclosure controls and procedures. Based on that evaluation, which was conducted within 90 days of the filing date of this report, the Fund's principal executive officer and principal financial officer concluded that the Fund's disclosure controls and procedures were reasonably designed and effectively operate so as to insure that material information relating to the Fund is made known to management of the Fund, including the principal executive officer and principal financial officer. There have been no significant changes in the Fund's internal controls over financial reporting during the Fund's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Fund's internal controls over financial reporting.

ITEM 3. - EXHIBITS

Certifications - Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Stratus Fund, Inc.

By /s/ Jon C. Gross
Jon C. Gross, President

Date 11/03/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Jon C. Gross
Jon C. Gross, President

Date 11/03/2015

By /s/ Jeffrey S. Jewell
Jeffrey S. Jewell, Vice President & Chief Financial Officer

Date 11/03/2015